Segmented information - Segmented Information (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Operating revenues			$ 24,174	$ 23,449
Operating costs			(13,975)	(13,556)
Segment profit			10,199	9,893
Severance, acquisition and other costs			(94)	(209)
Depreciation and amortization			(4,723)	(4,609)
Finance costs
Interest expense			(1,146)	(1,082)
Net return on post-employment benefit plans			51	(20)
Impairment of assets			(279)	(197)
Other (expense) income			(115)	160
Income taxes			(967)	(1,044)
Total net losses			2,926	2,892
Goodwill	$ 10,906		10,906	10,572
Indefinite-life intangible assets	9,826		9,826	9,775
Capital expenditures			5,133	4,852
Goodwill
Finance costs
Goodwill	10,906		10,906		$ 10,604
Operating Service
Disclosure of operating segments [line items]
Operating revenues			20,956	20,350
Total products
Disclosure of operating segments [line items]
Operating revenues			3,218	3,099
BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues			9,535	8,948
Finance costs
Goodwill	3,046		3,046
Indefinite-life intangible assets	6,192		6,192	6,148
Capital expenditures			1,084	1,120
BELL WIRELESS | Goodwill
Finance costs
Goodwill				3,046	3,046
BELL WIRELESS | Operating Service
Disclosure of operating segments [line items]
Operating revenues			6,821	6,355
BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues			11,735	11,820
Finance costs
Goodwill	4,914		4,914
Indefinite-life intangible assets	1,788		1,788	1,692
Capital expenditures			3,887	3,612
BELL WIRELINE | Goodwill
Finance costs
Goodwill				4,580	4,612
BELL WIRELINE | Operating Service
Disclosure of operating segments [line items]
Operating revenues			11,231	11,314
BELL WIRELINE | Total products
Disclosure of operating segments [line items]
Operating revenues			504	506
BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues			2,904	2,681
Finance costs
Impairment of assets	(147)	$ (163)
Goodwill	2,946		2,946
Indefinite-life intangible assets	$ 1,846		1,846	1,935
Capital expenditures			162	120
BELL MEDIA | Goodwill
Finance costs
Goodwill				2,946	$ 2,946
BELL MEDIA | Operating Service
Disclosure of operating segments [line items]
Operating revenues			2,904	2,681
BELL MEDIA | Total products
Disclosure of operating segments [line items]
Operating revenues			0	0
Intersegment eliminations
Disclosure of operating segments [line items]
Operating revenues			(816)	(764)
Operating costs			816	764
Finance costs
Capital expenditures			0	0
Intersegment eliminations | Operating Service
Disclosure of operating segments [line items]
Operating revenues			(806)	(758)
Intersegment eliminations | Total products
Disclosure of operating segments [line items]
Operating revenues			(10)	(6)
Intersegment eliminations | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues			53	51
Intersegment eliminations | BELL WIRELESS | Operating Service
Disclosure of operating segments [line items]
Operating revenues			44	45
Intersegment eliminations | BELL WIRELESS | Total products
Disclosure of operating segments [line items]
Operating revenues			9	6
Intersegment eliminations | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues			413	358
Intersegment eliminations | BELL WIRELINE | Operating Service
Disclosure of operating segments [line items]
Operating revenues			412	358
Intersegment eliminations | BELL WIRELINE | Total products
Disclosure of operating segments [line items]
Operating revenues			1	0
Intersegment eliminations | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues			350	355
Intersegment eliminations | BELL MEDIA | Operating Service
Disclosure of operating segments [line items]
Operating revenues			350	355
Intersegment eliminations | BELL MEDIA | Total products
Disclosure of operating segments [line items]
Operating revenues			0	0
Operating segments | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues			9,588	8,999
Operating costs			(5,451)	(5,146)
Segment profit			4,137	3,853
Operating segments | BELL WIRELESS | Operating Service
Disclosure of operating segments [line items]
Operating revenues			6,865	6,400
Operating segments | BELL WIRELESS | Total products
Disclosure of operating segments [line items]
Operating revenues			2,723	2,599
Operating segments | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues			12,148	12,178
Operating costs			(6,831)	(6,863)
Segment profit			5,317	5,315
Operating segments | BELL WIRELINE | Operating Service
Disclosure of operating segments [line items]
Operating revenues			11,643	11,672
Operating segments | BELL WIRELINE | Total products
Disclosure of operating segments [line items]
Operating revenues			505	506
Operating segments | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues			3,254	3,036
Operating costs			(2,509)	(2,311)
Segment profit			745	725
Operating segments | BELL MEDIA | Operating Service
Disclosure of operating segments [line items]
Operating revenues			3,254	3,036
Operating segments | BELL MEDIA | Total products
Disclosure of operating segments [line items]
Operating revenues			$ 0	$ 0